Fair Value Of Assets And Liabilities (Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		$ 5,642,000	$ 7,200,000		$ 17,992,000
Net income		369,000	149,000		5,028,000
Other comprehensive income		0	0		0
Purchases, assets		0	1,559,000		0
Issuances, assets		0	0		0
Sales, assets		0	(1,715,000)		(7,784,000)
Settlements, assets		(1,634,000)	(1,551,000)		(8,036,000)
Net transfers into/(out of) Level 3, assets		0	0		0
Ending Balance		4,377,000	5,642,000		7,200,000
Net unrealized gains/(losses) included in net income	[1]	369,000	225,000		1,237,000
Loans Held For Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		27,910,000	230,456,000		221,094,000
Net income		2,765,000	52,494,000		(4,387,000)
Other comprehensive income		0	0		0
Purchases, assets		3,116,000	5,654,000		69,929,000
Issuances, assets		0	0		0
Sales, assets		0	(236,975,000)		0
Settlements, assets		(4,462,000)	(19,806,000)		(40,369,000)
Net transfers into/(out of) Level 3, assets	[2]	(1,911,000)	(3,913,000)		(15,811,000)
Ending Balance		27,418,000	27,910,000		230,456,000
Net unrealized gains/(losses) included in net income	[1]	2,765,000	1,991,000		(4,387,000)
Investment Portfolio [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		3,307,000	3,826,000		5,253,000
Net income		(47,000)	0		0
Other comprehensive income		0	(64,000)		(114,000)
Purchases, assets		0	0		0
Issuances, assets		0	0		0
Sales, assets		(1,760,000)	0		0
Settlements, assets		0	(455,000)		(1,313,000)
Net transfers into/(out of) Level 3, assets		0	0		0
Ending Balance		1,500,000	3,307,000		3,826,000
Net unrealized gains/(losses) included in net income		0	0		0
Venture Capital Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		0	4,300,000		4,300,000
Net income			(2,995,000)		0
Other comprehensive income			0		0
Purchases, assets			0		0
Issuances, assets			0		0
Sales, assets			(5,000)		0
Settlements, assets			(1,300,000)		0
Net transfers into/(out of) Level 3, assets			0		0
Ending Balance			0		4,300,000
Net unrealized gains/(losses) included in net income			0		0
Mortgage Servicing Rights Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,517,000	72,793,000		114,311,000
Net income		0	1,248,000		20,182,000
Other comprehensive income		0	0		0
Purchases, assets		0	0		0
Issuances, assets		0	0		0
Sales, assets		0	(70,204,000)		(39,633,000)
Settlements, assets		(676,000)	(1,320,000)		(22,067,000)
Net transfers into/(out of) Level 3, assets		0	0		0
Ending Balance		1,841,000	2,517,000		72,793,000
Net unrealized gains/(losses) included in net income		0	43,000	[1]	17,394,000	[1]
Net Derivative Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		(5,240,000)	(2,915,000)		(2,175,000)
Net income		(775,000)	(5,981,000)		(2,013,000)
Other comprehensive income		0	0		0
Purchases, liabilities		0	0		0
Issuances, liabilities		0	0		0
Sales, liabilities		0	0		0
Settlements, liabilities		1,205,000	3,656,000		1,273,000
Net transfers in/(out) level 3, liabilities		0	0		0
Ending Balance		(4,810,000)	(5,240,000)		(2,915,000)
Net unrealized gains/(losses) included in other expense	[3]	$ (775,000)	(5,981,000)		2,013,000
Other Short Term Borrowings [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			$ 0		(11,156,000)
Net income					(3,000)
Other comprehensive income					0
Purchases, liabilities					0
Issuances, liabilities					0
Sales, liabilities					11,159,000
Settlements, liabilities					0
Net transfers in/(out) level 3, liabilities					0
Ending Balance					0
Net unrealized gains/(losses) included in net income					$ 0

[1]	Primarily included in mortgage banking income on the Consolidated Statements of Income.
[2]	Transfers out of recurring loans held-for-sale level 3 balances reflect movements out of loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
[3]	Included in Other expens e .